Document and Entity Information	9 Months Ended
Oct. 28, 2012
Document Information [Line Items]
Document Type	S-4/A
Amendment Flag	true
AmendmentDescription	Amended XBRL to reflect financial statements and notes from fiscal quarter ended October 28, 2012.
Document Period End Date	Oct. 28, 2012
Entity Registrant Name	HD SUPPLY, INC.
Entity Central Index Key	0001465264
Entity Filer Category	Non-accelerated Filer